UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy B. Lynn
Title:  Vice President
Phone:  312-849-4153

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy B. Lynn                  Chicago, IL                        5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $    4,651,468
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ -------
AMB Property Corp                    COM            00163T109      490    18000 SH       OTHER      1,2,4,5     18000      0       0
AMB Property Corp                    COM            00163T109      439    16100 SH       OTHER      1,3,4,5     16100      0       0
Apartment Investment & Management    COM            03748R101    70133  3809510 SH       DEFINED    1,4,5     3002409      0  807101
Company
Apartment Investment & Management    COM            03748R101     1007    54725 SH       OTHER      1,2,4,5     54725      0       0
Company
Apartment Investment & Management    COM            03748R101      911    49475 SH       OTHER      1,3,4,5     49475      0       0
Company
Avalonbay Communities Inc            COM            053484101   195015  2258420 SH       DEFINED    1,4,5     1763968      0  494452
Avalonbay Communities Inc            COM            053484101     2991    34637 SH       OTHER      1,2,4,5     34637      0       0
Avalonbay Communities Inc            COM            053484101     2679    31026 SH       OTHER      1,3,4,5     31026      0       0
Boston Properties Inc                COM            101121101   193999  2571571 SH       DEFINED    1,4,5     2026241      0  545330
Boston Properties Inc                COM            101121101     2984    39560 SH       OTHER      1,2,4,5     39560      0       0
Boston Properties Inc                COM            101121101     2676    35475 SH       OTHER      1,3,4,5     35475      0       0
Brandywine Realty Trust              SH BEN INT     105368203    47928  3925346 SH       DEFINED    1,4,5     2969876      0  955470
Brandywine Realty Trust              SH BEN INT     105368203      313    25600 SH       OTHER      1,2,4,5     25600      0       0
Brandywine Realty Trust              SH BEN INT     105368203      288    23600 SH       OTHER      1,3,4,5     23600      0       0
BRE Properties Inc                   COM            05564E106    51229  1432972 SH       DEFINED    1,4,5     1087554      0  345418
BRE Properties Inc                   COM            05564E106      457    12775 SH       OTHER      1,2,4,5     12775      0       0
BRE Properties Inc                   COM            05564E106      583    16314 SH       OTHER      1,3,4,5     16314      0       0
Brookfield Properties Corp           COM            112900105    12840   835917 SH       DEFINED    1,4,5      804403      0   31514
Brookfield Properties Corp           COM            112900105      699    45500 SH       OTHER      1,2,4,5     45500      0       0
Brookfield Properties Corp           COM            112900105      608    39600 SH       OTHER      1,3,4,5     39600      0       0
Corporate Office Properties Trust    COM            22002T108    70197  1749248 SH       DEFINED    1,4,5     1349978      0  399270
Corporate Office Properties Trust    COM            22002T108      985    24536 SH       OTHER      1,2,4,5     24536      0       0
Corporate Office Properties Trust    COM            22002T108      887    22100 SH       OTHER      1,3,4,5     22100      0       0
Developers Diversified Realty Corp   COM            251591103    29856  2453218 SH       DEFINED    1,4,5     1652222      0  800996
DiamondRock Hospitality Company      COM            252784301    93478  9246122 SH       DEFINED    1,4,5     7247614      0 1998508
DiamondRock Hospitality Company      COM            252784301     1351   133645 SH       OTHER      1,2,4,5    133645      0       0
DiamondRock Hospitality Company      COM            252784301     1206   119252 SH       OTHER      1,3,4,5    119252      0       0
Digital Realty Trust Inc             COM            253868103   166471  3071414 SH       DEFINED    1,4,5     2399613      0  671801
Digital Realty Trust Inc             COM            253868103     2293    42302 SH       OTHER      1,2,4,5     42302      0       0
Digital Realty Trust Inc             COM            253868103     2054    37900 SH       OTHER      1,3,4,5     37900      0       0
Entertainment Properties Trust       COM SH BEN INT 29380T105    62425  1517760 SH       DEFINED    1,4,5     1087160      0  430600
Equity Lifestyle Properties Inc      COM            29472R108    57822  1073165 SH       DEFINED    1,4,5      834335      0  238830
Equity Lifestyle Properties Inc      COM            29472R108      759    14080 SH       OTHER      1,2,4,5     14080      0       0
Equity Lifestyle Properties Inc      COM            29472R108      649    12050 SH       OTHER      1,3,4,5     12050      0       0
Equity Residential                   SH BEN INT     29476L107   272051  6948943 SH       DEFINED    1,4,5     5410115      0 1538828
Equity Residential                   COM            29476L107     3003    76707 SH       OTHER      1,2,4,5     76707      0       0
Equity Residential                   COM            29476L107     2701    69000 SH       OTHER      1,3,4,5     69000      0       0
Essex Property Trust Inc             COM            297178105     7985    88774 SH       DEFINED    1,4,5       74874      0   13900
Essex Property Trust Inc             COM            297178105     1142    12700 SH       OTHER      1,2,4,5     12700      0       0
Essex Property Trust Inc             COM            297178105     1016    11300 SH       OTHER      1,3,4,5     11300      0       0
Federal Realty Investment Trust      COM            313747206   141271  1940269 SH       DEFINED    1,4,5     1507688      0  432581
Federal Realty Investment Trust      COM            313747206     2017    27703 SH       OTHER      1,2,4,5     27703      0       0
Federal Realty Investment Trust      COM            313747206     1798    24700 SH       OTHER      1,3,4,5     24700      0       0
General Growth Properties Inc        COM            370021107    16723  1039368 SH       DEFINED    1,4,5      998382      0   40986
General Growth Properties Inc        COM            370021107      937    58250 SH       OTHER      1,2,4,5     58250      0       0
General Growth Properties Inc        COM            370021107      842    52300 SH       OTHER      1,3,4,5     52300      0       0
HCP Inc                              COM            40414L109   249514  7561039 SH       DEFINED    1,4,5     5805109      0 1755930
HCP Inc                              COM            40414L109     2887    87475 SH       OTHER      1,2,4,5     87475      0       0
HCP Inc                              COM            40414L109     2583    78278 SH       OTHER      1,3,4,5     78278      0       0
Health Care REIT Inc                 COM            42217K106   257573  5694738 SH       DEFINED    1,4,5     4406839      0 1287899
Health Care REIT Inc                 COM            42217K106     2934    64867 SH       OTHER      1,2,4,5     64867      0       0
Health Care REIT Inc                 COM            42217K106     2706    59825 SH       OTHER      1,3,4,5     59825      0       0
Highwoods Properties Inc             COM            431284108   175280  5524113 SH       DEFINED    1,4,5     4277786      0 1246327
Highwoods Properties Inc             COM            431284108     2382    75075 SH       OTHER      1,2,4,5     75075      0       0
Highwoods Properties Inc             COM            431284108     2122    66875 SH       OTHER      1,3,4,5     66875      0       0
Home Properties Inc                  COM            437306103    97554  2084487 SH       DEFINED    1,4,5     1626913      0  457574
Home Properties Inc                  COM            437306103     1667    35625 SH       OTHER      1,2,4,5     35625      0       0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ -------
Home Properties Inc                  COM            437306103     1487    31766 SH       OTHER      1,3,4,5     31766      0       0
Hospitality Properties Trust         COM SH BEN INT 44106M102     1378    57525 SH       DEFINED    1,4,5         425      0   57100
Host Hotels & Resorts Inc            COM            44107P104   146657 10010709 SH       DEFINED    1,4,5     7702031      0 2308678
Host Hotels & Resorts Inc            COM            44107P104     2795   190814 SH       OTHER      1,2,4,5    190814      0       0
Host Hotels & Resorts Inc            COM            44107P104     2515   171645 SH       OTHER      1,3,4,5    171645      0       0
Kimco Realty Corporation             COM            49446R109   205696 13151906 SH       DEFINED    1,4,5    10119484      0 3032422
Kimco Realty Corporation             COM            49446R109     2638   168700 SH       OTHER      1,2,4,5    168700      0       0
Kimco Realty Corporation             COM            49446R109     2360   150900 SH       OTHER      1,3,4,5    150900      0       0
LaSalle Hotel Properties             COM SH BEN INT 517942108      164     7550 SH       OTHER      1,3,4,5      7550      0       0
LaSalle Hotel Properties             COM SH BEN INT 517942108    37912  1627145 SH       DEFINED    1,4,5     1395495      0  231650
LaSalle Hotel Properties             COM SH BEN INT 517942108      204     8757 SH       OTHER      1,2,4,5      8757      0       0
Macerich Company                     COM            554382101   103565  2703351 SH       DEFINED    1,4,5     2075870      0  627481
Macerich Company                     COM            554382101     1214    31700 SH       OTHER      1,2,4,5     31700      0       0
Macerich Company                     COM            554382101     1080    28200 SH       OTHER      1,3,4,5     28200      0       0
Mack-Cali Realty Corporation         COM            554489104    40149  1138978 SH       DEFINED    1,4,5      894667      0  244311
Mack-Cali Realty Corporation         COM            554489104     1200    34031 SH       OTHER      1,2,4,5     34031      0       0
Mack-Cali Realty Corporation         COM            554489104     1075    30500 SH       OTHER      1,3,4,5     30500      0       0
National Retail Properties Inc       COM            637417106    21332   934400 SH       DEFINED    1,4,5      794776      0  139624
Nationwide Health Properties Inc     COM            638620104     2784    79213 SH       DEFINED    1,4,5       66413      0   12800
Nationwide Health Properties Inc     COM            638620104      309     8800 SH       OTHER      1,2,4,5      8800      0       0
Nationwide Health Properties Inc     COM            638620104      278     7900 SH       OTHER      1,3,4,5      7900      0       0
Pebblebrook Hotel Trust              COM            70509V100    14613   694862 SH       DEFINED    1,4,5      553080      0  141782
Plum Creek Timber Co Inc             COM            729251108    33432   859208 SH       DEFINED    1,4,5       96558      0  762650
ProLogis                             SH BEN INT     743410102   237077 17960342 SH       DEFINED    1,4,5    13910910      0 4049432
ProLogis                             SH BEN INT     743410102     2962   224382 SH       OTHER      1,2,4,5    224382      0       0
ProLogis                             SH BEN INT     743410102     2651   200800 SH       OTHER      1,3,4,5    200800      0       0
Public Storage Inc                   COM            74460D109   281673  3061998 SH       DEFINED    1,4,5     2411536      0  650462
Public Storage Inc                   COM            74460D109     3983    43298 SH       OTHER      1,2,4,5     43298      0       0
Public Storage Inc                   COM            74460D109     3559    38690 SH       OTHER      1,3,4,5     38690      0       0
Rayonier Inc                         COM            754907103    15693   345423 SH       DEFINED    1,4,5       23323      0  322100
Simon Property Group Inc             COM            828806109   335979  4004512 SH       DEFINED    1,4,5     3116764      0  887748
Simon Property Group Inc             COM            828806109     5031    59962 SH       OTHER      1,2,4,5     59962      0       0
Simon Property Group Inc             COM            828806109     4508    53732 SH       OTHER      1,3,4,5     53732      0       0
SL Green Realty Corp                 COM            78440X101   107408  1875475 SH       DEFINED    1,4,5     1456501      0  418974
SL Green Realty Corp                 COM            78440X101     1563    27300 SH       OTHER      1,2,4,5     27300      0       0
SL Green Realty Corp                 COM            78440X101     1392    24300 SH       OTHER      1,3,4,5     24300      0       0
Sunstone Hotel Investors Inc         COM            867892101    33543  3002965 SH       DEFINED    1,4,5     2272830      0  730135
Sunstone Hotel Investors Inc         COM            867892101      438    39250 SH       OTHER      1,2,4,5     39250      0       0
Sunstone Hotel Investors Inc         COM            867892101      383    34250 SH       OTHER      1,3,4,5     34250      0       0
Tanger Factory Outlet Centers Inc    COM            875465106    59373  1375655 SH       DEFINED    1,4,5     1076732      0  298923
Tanger Factory Outlet Centers Inc    COM            875465106      898    20800 SH       OTHER      1,2,4,5     20800      0       0
Tanger Factory Outlet Centers Inc    COM            875465106      761    17625 SH       OTHER      1,3,4,5     17625      0       0
Taubman Centers Inc                  COM            876664103   131466  3293241 SH       DEFINED    1,4,5     2536586      0  756655
Taubman Centers Inc                  COM            876664103     1631    40850 SH       OTHER      1,2,4,5     40850      0       0
Taubman Centers Inc                  COM            876664103     1397    35000 SH       OTHER      1,3,4,5     35000      0       0
Terreno Realty Corp                  COM            88146M101    13220   670043 SH       DEFINED    1,4,5      534935      0  135108
Ventas Inc                           COM            92276F100    59357  1250137 SH       DEFINED    1,4,5      953112      0  297025
Ventas Inc                           COM            92276F100      956    20142 SH       OTHER      1,2,4,5     20142      0       0
Ventas Inc                           COM            92276F100      855    18003 SH       OTHER      1,3,4,5     18003      0       0
Vornado Realty Trust                 SH BEN INT     929042109   381475  5039300 SH       DEFINED    1,4,5     3875000      0 1164300
Vornado Realty Trust                 SH BEN INT     929042109     5284    69801 SH       OTHER      1,2,4,5     69801      0       0
Vornado Realty Trust                 SH BEN INT     929042109     4725    62413 SH       OTHER      1,3,4,5     62413      0       0